DEFERRED REVENUE (Tables)	12 Months Ended
Jun. 30, 2021
DEFERRED REVENUE [Abstract]
Deferred Revenue

	June 30,	June 30,
	2021	2020
	(US$’000)

Deferred revenue	7,087	3,904
Less: current portion of deferred revenue	(4,077)	(3,470)
	3,010	434